CERTIFICATION OF
                    STRONG GOVERNMENT SECURITIES FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                       STRONG GOVERNMENT SECURITIES FUND


STRONG GOVERNMENT SECURITIES FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Government Securities Fund's Prospectuses and Statement of Additional Information for the Investor Class, Advisor Class, and Institutional Class shares, each dated August 31, 1999 filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-7984; 811-4798), which was filed with the Securities and Exchange Commission on August 27, 1999 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Government Securities Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG GOVERNMENT SECURITIES FUND, INC.


                         /S/     JOHN S. WEITZER
                         By:     John S. Weitzer
                         Title:  Vice President



Dated: September 3, 1999





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